Tax matters - Net deferred tax assets and liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax matters
Presented as deferred tax assets	$ 18,087	$ 17,401
Presented as deferred tax liabilities	(187)	(105)
Net	$ 17,900	$ 17,296	$ 17,487